Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Legal and professional expenses payable	[1]	$ 355,850
Payroll payable		111,236	101,018
Interest payable		49,118
Other payables	[2]	154,614	90,080
Total accrued expenses and other current liabilities		$ 670,818	$ 191,098

[1]	The balance mainly consisted of legal services fee for post-IPO compliance consulting and professional fees associated with the issuance for convertible promissory note.
[2]	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.